Related-Party Transactions Other Than Board Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Related-Party Transactions Other Than Board Compensation
Schedule of related party transactions

							Companies Controlled by
	Executive Board Members		Supervisory Board Members				Supervisory Board Members		Associated Entities
€ millions	2025	2024	2025		2024		2025	2024	2025	2024
Products and services provided	NA	NA	NA		NA		NA	0	42	55
Products and services received	NA	NA	2	[1]	2	[1]	NA	1	89	90
Sponsoring and other financial support provided	NA	NA	NA		NA		NA	5	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	NA		NA		NA	NA	3	2
Outstanding balances at year end (Customers)	NA	NA	0		0		NA	NA	3	20
Commitments at year end	NA	NA	NA		NA		NA	NA	NA	NA

[1] including services from employee representatives on the Supervisory Board in their capacity as employees of SAP